SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Option Indexed to Issuer's Equity [Line Items]
Aggregate Intrinsic Value, Outstanding, Beginning	$ 0
Aggregate Intrinsic Value, Outstanding, Ending	$ 0	$ 0
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Shares, Outstanding, Beginning	92,116	92,116	92,116
Weighted-Average Exercise Price, Outstanding, Beginning	$ 148.11	$ 148.11	$ 148.11
Weighted- Average Remaining Contractual Term, Ending	4 years 8 months 26 days	5 years 5 months 26 days	6 years 5 months 26 days	7 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding, Beginning
Shares, Granted
Shares, Exercised
Shares, Expired/Canceled
Shares, Outstanding, Ending	92,116	92,116	92,116	92,116
Weighted-Average Exercise Price, Outstanding, Ending	$ 148.11	$ 148.11	$ 148.11	$ 148.11
Aggregate Intrinsic Value, Outstanding, Ending
Shares, Exercisable	92,116	92,116
Weighted-Average Exercise Price, Exercisable	$ 148.11	$ 148.11
Weighted- Average Remaining Contractual Term, Exercisable	4 years 8 months 26 days	5 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding, Ending